As filed with the Securities and Exchange Commission on November 29, 2006
                                     Investment Company Act File Number 811-5698


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF NET ASSETS
SEPTEMBER 30, 2006
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity   Current      Value               Standard
  Amount                                                                          Date     Coupon(b)   (Note 1)    Moody's  & Poor's
  ------                                                                          ----      -----       ------     -------  --------
Put Bonds (c) (2.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000   Intermountain Power Agency (Utah Power Supply)- Series 1985 F
              Insured by AMBAC Indemnity Corp.                                  03/15/07    3.53%    $  4,000,000   VMIG-1    A-1
-----------                                                                                          ------------
  4,000,000   Total Put Bond                                                                            4,000,000
-----------                                                                                          ------------

Tax Exempt Commercial Paper (1.21%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000   York County, PA IDA PCRB (Philadelphia Electric Co. Project) - Series 1993 A
              LOC BNP Paribas                                                   11/15/06    3.50%    $  2,000,000    P-1      A-1+
-----------                                                                                          ------------
  2,000,000   Total Tax Exempt Commercial Paper                                                         2,000,000
-----------                                                                                          ------------

Tax Exempt General Obligation Notes & Bonds (12.11%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,935,000   Chicopee, MA BAN                                                  08/15/07    3.62%    $  5,971,402   MIG-1
  3,000,000   Colorado State General Fund TRAN - Series 2006A                   06/27/07    3.76        3,015,755             SP-1+
  1,955,000   Evandale, OH Tax Increment RB
              LOC Fifth Third Bank                                              05/15/07    3.85        1,955,000    P-1      A-1+
  3,000,000   Plaquemines, LA Port, Harbor and Terminal District Port
              Facility RB (Chevron Pipeline Company Project) - Series 1984
              Guarenteed By Chevron Corporation                                 08/31/07    3.85        3,000,000    P-1      A-1+
  3,000,000   New Mexico State TRAN - Series 2006-07                            06/29/07    3.76        3,015,874   MIG-1     SP-1+
  3,000,000   Texas State TRAN - Series 2006                                    08/31/07    3.56        3,024,899   MIG-1     SP-1+
-----------                                                                                          ------------
 19,890,000   Total Tax Exempt General Obligation Notes & Bonds                                        19,982,930
-----------                                                                                          ------------

Variable Rate Demand Instruments (d) (84.26%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   ABN AMRO Munitops Certificate Trust, - Series 2006-9 (Alaska
              International Airports System RB - Series 2006B-D)
              Insured by MBIA Insurance Corpopration                            10/01/14    3.79%    $  5,000,000    P-1      A-1+
  1,235,000   Alachua County, FL HFA RB Continuing Care Retirement Community
              (Oak Hammock at the University of Florida, Inc. Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32    3.85        1,235,000   VMIG-1
  3,000,000   Chicago, IL Second Lien Water Revenue
              Refunding Bonds Series 2004
              Insured by MBIA Insurance Corporation                             11/01/31    3.73        3,000,000   VMIG-1    A-1+
  6,000,000   Connecticut State HEFA (Yale University) - Series U-1 & U-2       07/01/29    3.75        6,000,000   VMIG-1    A-1+
  3,700,000   County of Franklin, OH HRB (US Health Corporation) - Series A
              LOC Citibank, N.A.                                                12/01/21    3.73        3,700,000   VMIG-1
  4,940,000   Cuyahoga County, OH (Cleveland Health Education Museum Project)
              LOC Key Bank, N.A.                                                03/01/32    3.77        4,940,000   VMIG-1
  1,200,000   Emmaus, PA General Authority Local Government
              (Westchester Area School District Project) - Series 1989 B-24
              LOC Depfa Bank PLC                                                03/01/24    3.77        1,200,000             A-1+
  3,440,000   Florida HFC (Cypress Lake Apartments)- Series 2002 M-1
              LOC Federal Home Loan Mortgage Corporation                        11/01/32    3.74        3,440,000             A-1+
  5,000,000   Forsyth, MT PCRB (Pacific Corporation Project)
              LOC BNP Paribas                                                   01/01/18    3.86        5,000,000    P-1      A-1+
  4,000,000   Fulton County, GA Housing Authority MHRB
              (Greenhouse Holcomb Project)
              Collateralized by Federal National Mortgage Association           04/01/30    3.75        4,000,000             A-1+
  3,200,000   Harris County, TX IDC RB (Odfjell Terminal Project) - Series 1998
              LOC Royal Bank of Canada                                          02/01/20    3.78        3,200,000             A-1+
  1,495,000   Houston County, GA Development Authority
              (Middle Georgia Community Action Agency) - Series 2001
              LOC Columbus Bank & Trust Company                                 01/01/31    3.89        1,495,000    P-1      A-1
    755,000   Illinois HEFA RB
              (Rush-Presbyterian St. Luke's Medical Center) - Series 1996B
              LOC Northern Trust Company                                        11/15/06    3.78          755,000   VMIG-1    A-1+
  2,000,000   Indiana HEFA (Rehabilitation Hospital of Indiana)
              LOC National City Bank                                            11/01/20    3.76        2,000,000   VMIG-1
  2,300,000   Jacksonville, FL (University of Florida Health Science Center) - Series 1989
              LOC Bank of America, N.A.                                         07/01/19    3.83        2,300,000   VMIG-1
  2,500,000   Jacksonville,  FL HFA HRB (Charity Obligated Group)- Series 1997C
              Insured by MBIA Insurance Corporation                             08/15/19    3.80        2,500,000   VMIG-1    A-1+
  3,900,000   Jefferson County, AL Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25    3.81        3,900,000   VMIG-1
  4,810,000   Kings County,WA Limited Tax Obligation Bonds - Series 2005
              (Putters - Series  1184)
              Insured by FGIC                                                   01/01/13    3.80        4,810,000             A-1
  2,500,000   Lakeview, MI School District (2002 School Building
              & Site) - Series B                                                05/01/32    3.73        2,500,000             A-1+
  1,000,000   Lincoln County, WY PCRB (Exxon Project)- Series 1985              08/01/15    3.75        1,000,000             A-1+
  2,680,000   Lisle, IL MHRB (Four Lakes Phase V-Lisle Project) - Series 1996
              Collateralized by Federal National Mortgage Association           09/15/26    3.75        2,680,000             A-1+
  5,000,000   Massachusetts Bay Transportation Authority - Series 2000          03/01/30    3.70        5,000,000   VMIG-1    A-1+
  1,500,000   Metropolitan Transportation Authority, NY Transportation RB -Series 2005E-2
              LOC Fortis Bank                                                   11/01/35    3.70        1,500,000   VMIG-1    A-1+
  3,900,000   Michigan Higher Education Facility Authority RB
              (Hope College Project) - Series 2002B
              LOC Fifth Third Bank                                              04/01/32    3.75        3,900,000             A-1+
  1,400,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                        08/01/14    3.80        1,400,000             A-1+
  1,000,000   New York City, NY GO Bonds - Series 2004H-7
              LOC KBC Bank                                                      03/01/34    3.80        1,000,000   VMIG-1    A-1
  1,500,000   New York City, NY GO Bonds - Series 1994
              LOC JPMorgan Chase Bank, N.A.                                     08/01/18    3.70        1,500,000   VMIG-1    A-1+
  4,380,000   New York State Dormitory Authority RB
              (Mental Health Service Facilities Improvement RB) - Series 2003F-2
              Insured by FSA                                                    02/15/21    3.70        4,380,000              A-1+
  4,250,000   North Carolina Educational Facilities Finance RB
              (Duke University Project) - Series 1987A                          12/01/17    3.70        4,250,000   VMIG-1    A-1+
  2,125,000   North Carolina Educational Facilities Finance RB
              (Duke University Project) - Series 1991B                          12/01/21    3.70        2,125,000   VMIG-1    A-1+
  1,700,000   Oregon State GO - Series 73H                                      12/01/19    3.80        1,700,000   VMIG-1    A-1+
  4,000,000   Pennsylvania EDFA  (Amtrak Project) - Series 2001B
              LOC JPMorgan Chase Bank, N.A.                                     11/01/41    3.83        4,000,000   VMIG-1    A-1+
  4,800,000   Private Hospital Authority of Dekalb, GA
              (Egleston Childrens Hospital) - Series 1994B
              LOC SunTrust Bank                                                 03/01/24    3.75        4,800,000   VMIG-1    A-1+
    445,000   Reading, PA (York County General Authority) - Series 1996A
              Insured by AMBAC Assurance Corporation                            09/01/26    3.75          445,000             A-1+
  4,650,000   Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guarenteed by Texas Permanent School Fund                         08/15/24    3.76        4,650,000   VMIG-1    A-1+
  2,000,000   Conneticut HEFA RB (Hotchkiss
              School Issue) - Series A                                          07/01/30    3.72        2,000,000   VMIG-1    A-1+
  4,490,000   The Eagle Tax Exempt Trust, Florida Board of
              Education Lottery RB - Series 2000B
              LOC SunTrust Bank                                                 07/01/16    3.79        4,490,000             A-1+
  1,000,000   University Athletic Association Inc., FL RB Series 2001
              (Athletic Program Project)
              LOC SunTrust Bank                                                 10/01/31    3.86        1,000,000    P-1      A-1
  2,195,000   University of Kansas Hospital Authority RB
              (KU health System) - Series 2004
              LOC Harris Trust & Savings Bank                                   09/01/34    3.85        2,195,000             A-1+
  7,075,000   University of North Carolina Board of Governors
              Chapel Hill RB - Series 2001B                                     12/01/25    3.72        7,075,000   VMIG-1    A-1+
  8,000,000   University of Pittsburgh Commonwealth  System of
              Higher Education - Series 2005                                    09/15/39    3.72        8,000,000   VMIG-1    A-1+
  3,500,000   Utah Transit Authority, Sales Tax RB - Series 2006B
              LOC Fortis Bank                                                   06/15/36    3.75        3,500,000   VMIG-1    A-1+
    500,000   Wisconsin HEFA (Alverno College Project) - Series 1997
              LOC Allied Irish Banks, PLC                                       11/01/17    3.90          500,000   VMIG-1
  1,995,000   Wisconsin Public Power Inc. (Power Supply System RB) - Series 2005A
              Putters - Series 1150
              Insured by AMBAC Assurance Corporation                            07/01/13    3.78        1,995,000   VMIG-1
  1,300,000   Wisconsin State HEFA (Aurora Health Care, Inc.) - Series 2006C
              LOC Marshall & Ilsley Bank                                        04/01/28    3.85        1,300,000             A-1
-----------                                                                                          ------------
139,060,000   Total Variable Rate Demand Instruments                                                  139,060,000
-----------                                                                                          ------------
              Total Investments (100.00%) (Cost $165,042,930)                                         165,042,930
              Cash and Other Assets, Net of Liabilities (0.00%)                                             2,506
                                                                                                     ------------
              Net Assets (100.00%), 165,050,803 shares outstanding                                   $165,045,436
                                                                                                     ============
              Net Asset Value, offering and redemption price per share                               $       1.00
                                                                                                     ============

FOOTNOTES:

Note 1 Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either, a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c)  The maturity date indicated for the put bonds is the next put date.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
   BAN     =   Bond Anticipation Note                        IDA    =   Industrial Development Authority
   EDFA    =   Economic Development Finance Authority        IDC    =   Industrial Development Corporation
   FGIC    =   Financial Guaranty Insurance Company          LOC    =   Letter of Credit
   GO      =   General Obligation                            MHRB   =   Multi-Family Housing Revenue Bond
   HEFA    =   Health and Education Facilities Authority     PCRB   =   Pollution Control Revenue Bond
   HFA     =   Housing Finance Authority                     RB     =   Revenue Bond
   HFC     =   Housing Finance Commission                    TRAN   =   Tax and Revenue Anticipation Notes
   HRB     =   Hospital Revenue Bond

ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Tax Exempt Proceeds Fund, Inc.

By (Signature and Title)*        /s/Rosanne Holtzer
                                    Rosanne Holtzer, Secretary
Date: November 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/Steven W. Duff
                                    Steven W. Duff, President
Date: November 29, 2006

By (Signature and Title)*        /s/Anthony Pace
                                    Anthony Pace, Treasurer
Date: November 29, 2006

* Print the name and title of each signing officer under his or her signature.